Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Weighted average effective interest rate (percent)				7.96%	7.96%
Operating leases expire through various dates	2065
Rent expense	$ 140,604	$ 101,547	$ 105,391
TY5 TOKYO, JAPAN
Operating Leased Assets [Line Items]
Effective interest rate	6.33%
Capital lease liability				¥ 3,074,947	$ 27,244
Minimum
Operating Leased Assets [Line Items]
Capital lease expiration period	2017
Maximum
Operating Leased Assets [Line Items]
Capital lease expiration period	2053